Stockholders' Equity (10K) (Details 10) shares in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015 $ / shares shares	Sep. 30, 2014 $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares shares
Class Of Warrant Or Right Number Of Warrants Or Rights Roll Forward
Number of Warrants Outstanding at beginning of period | shares	171	62	62	121
Number of warrants issued | shares	32	100	123	42
Number Of Warrants Or Rights Exercised | shares				(10)
Number Of Warrants Or Rights Expired | shares	(13)	(22)	(14)	(91)
Number of Warrants Outstanding at end of period | shares	190	139	171	62
Number of Warrants Or Rights Exercisable at end of period | shares	190	139	171	62
Excercise Price of Warrants Outstanding at beginning of period | $ / shares	$ 35.500	$ 36.125	$ 36.125	$ 33.625
Exercise Price Of Warrants Issued | $ / shares	24.125	34.375	34.375	33.375
Exercise Price Of Warrants Exercised | $ / shares				28.125
Exercise Price Of Warrants Expired | $ / shares	62.500	28.125	28.125	28.750
Excercise Price of Warrants Outstanding at end of period | $ / shares	$ 33.00	$ 35.75	$ 35.500	$ 36.125
Exercise Price Of WarrantsExercisable at end of period | $ / shares	33.00	35.75	35.50	36.125